Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	BUFFALO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001135300
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2011
Buffalo China Fund (Prospectus Summary) | Buffalo China Fund | Buffalo China Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFCX
Buffalo Flexible Income Fund (Prospectus Summary) | Buffalo Flexible Income Fund | Buffalo Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFBX
Buffalo Growth Fund (Prospectus Summary) | Buffalo Growth Fund | Buffalo Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFGX
Buffalo High Yield Fund (Prospectus Summary) | Buffalo High Yield Fund | Buffalo High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFHX
Buffalo International Fund (Prospectus Summary) | Buffalo International Fund | Buffalo International Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFIX
Buffalo Large Cap Fund (Prospectus Summary) | Buffalo Large Cap Fund | Buffalo Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFEX
Buffalo Micro Cap Fund (Prospectus Summary) | Buffalo Micro Cap Fund | Buffalo Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFOX
Buffalo Mid Cap Fund (Prospectus Summary) | Buffalo Mid Cap Fund | Buffalo Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFMX
Buffalo Science & Technology Fund (Prospectus Summary) | Buffalo Science & Technology Fund | Buffalo Science & Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFTX
Buffalo Small Cap Fund (Prospectus Summary) | Buffalo Small Cap Fund | Buffalo Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFSX